Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 123,041,430	₩ 115,373,470
Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	63,112	897,525
Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,016,801	2,154,821
Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	55,086,692	48,401,142
Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,736,459	1,597,940
Financial assets at fair value through profit or loss | Gold and silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	188,339	111,715
Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,157,412	2,586,068
Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	476,503	243,206
Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	57,409,433	58,573,094
Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	906,679	807,959
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	25,724,740	24,418,112
Level 1 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	7,029,453	6,304,161
Level 1 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	693,816	890,714
Level 1 | Financial assets at fair value through profit or loss | Gold and silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	188,339	111,715
Level 1 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	125,339	35,711
Level 1 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	17,515,390	16,892,704
Level 1 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	172,403	183,107
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	85,263,917	78,068,155
Level 2 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	66,870
Level 2 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	708,111	686,446
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,335,739	33,145,583
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	210,230	195,395
Level 2 | Financial assets at fair value through profit or loss | Gold and silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	4,623,218	2,088,307
Level 2 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	475,708	240,430
Level 2 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	39,861,238	41,645,124
Level 2 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	49,673	0
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	12,052,773	12,887,203
Level 3 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	63,112	830,655
Level 3 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,308,690	1,468,375
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	8,721,500	8,951,398
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	832,413	511,831
Level 3 | Financial assets at fair value through profit or loss | Gold and silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	408,855	462,050
Level 3 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	795	2,776
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	32,805	35,266
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 684,603	₩ 624,852